Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Capital Growth Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.15%
Less: Expense Reimbursements(2)	(0.19%	)

Net Annual Series Operating Expenses	0.96%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.95%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.03%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.03% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Growth & Income Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.16%
Less: Expense Reimbursements(2)	(0.25%	)

Net Annual Series Operating Expenses	0.91%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.90%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus International Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.19%
Less: Expense Reimbursements(2)	(0.16%	)

Net Annual Series Operating Expenses	1.03%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.03%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.23%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.23% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Multi-Sector Fixed Income Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	0.96%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.75%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.75%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.94%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Real Estate Securities Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.21%
Less: Expense Reimbursements(2)	(0.11%	)

Net Annual Series Operating Expenses	1.10%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.10%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.16%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, the VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Growth Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.34%
Less: Expense Reimbursements(2)	(0.28%	)

Net Annual Series Operating Expenses	1.06%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.05%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.19%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.19% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Value Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.36%
Less: Expense Reimbursements(2)	(0.05%	)

Net Annual Series Operating Expenses	1.31%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.30%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.20%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.20% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Strategic Allocation Series

The “Annual Series Operating Expenses” table and its associated footnotes under “Fees and Expenses” in the Series’ summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.06%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.85%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series’ investment adviser had contractually agreed to limit the Series’ total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.85%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets). This expense limitation agreement is in place through April 30, 2014. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the

Prospectuses for future reference.

VVIT ExpenseCaps (12/2012)